Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	21.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	3.60%	2.40%	2.30%
Excess tax benefits from share-based compensation	(2.00%)	(2.70%)	(1.00%)
Tax effects on foreign income	0.50%	(1.00%)	(0.10%)
GILTI	0.30%
Tax credits and other		(0.60%)	(0.20%)
Repatriation transition tax	(0.90%)	3.00%
Deferred tax impact of enacted tax rate changes	0.30%	(6.30%)
Effective income tax rate attributable to Watsco, Inc.	22.80%	29.80%	36.00%
Taxes attributable to non-controlling interest	(3.10%)	(3.80%)	(5.00%)
Effective income tax rate	19.70%	26.00%	31.00%